NOTES PAYABLE - Outstanding amounts (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025
NOTES PAYABLE
Aggregate outstanding principal balances	¥ 17,539,924	¥ 12,157,461
Less: current portion of long-term notes payable and short-term notes payable	(11,286,279)	(7,599,606)
Non-current portion of long-term notes payable	6,253,645	4,557,855
Collateral Pledged
NOTES PAYABLE
Aggregate outstanding principal balances	5,933,540	8,108,741
Collateral amount	6,244,288	8,919,898
Lender 1
NOTES PAYABLE
Original Amount Borrowed	¥ 2,543,700	¥ 3,316,500
Annual Interest Rate	3.535%	4.42%
Aggregate outstanding principal balances	¥ 2,328,494	¥ 1,610,000
Lender 2
NOTES PAYABLE
Original Amount Borrowed	¥ 1,833,600	¥ 3,774,300
Annual Interest Rate	4.979%	3.238%
Aggregate outstanding principal balances	¥ 1,832,075	¥ 1,486,750
Lender 3
NOTES PAYABLE
Original Amount Borrowed	¥ 1,585,540	¥ 1,186,000
Annual Interest Rate	3.20%	2.504%
Aggregate outstanding principal balances	¥ 1,585,540	¥ 1,186,000
Lender 4
NOTES PAYABLE
Original Amount Borrowed	¥ 1,241,200	¥ 1,877,172
Annual Interest Rate	10.00%	2.213%
Aggregate outstanding principal balances	¥ 1,118,000	¥ 764,400
Lender 5
NOTES PAYABLE
Original Amount Borrowed	¥ 1,264,000	¥ 800,000
Annual Interest Rate	3.675%	3.103%
Aggregate outstanding principal balances	¥ 1,000,000	¥ 750,000
Other lenders
NOTES PAYABLE
Original Amount Borrowed	22,903,491	15,574,571
Aggregate outstanding principal balances	¥ 9,675,815	¥ 6,360,311
Other lenders | Minimum
NOTES PAYABLE
Annual Interest Rate	1.45%	1.30%
Other lenders | Maximum
NOTES PAYABLE
Annual Interest Rate	5.50%	5.50%